                      PRUDENTIAL REAL ESTATE SECURITIES FUND
                         GATEWAY CENTER THREE, 4TH FLOOR
                              100 MULBERRY STREET
                            NEWARK, NEW JERSEY 07102


                                       May 29, 2003


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  Prudential Real Estate Securities Fund
          1933 Act File No.: 333-42705
          1940 Act File No.: 811-08565

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A, which was electronically filed with the Commission on May 28, 2003.

     If you have any questions concerning this filing, please contact Jonathan D. Shain at (973) 802-6469.


                                       Very truly yours,


                                       /s/ Jonathan D. Shain
                                       ---------------------
                                       Jonathan D. Shain
                                       Secretary